Business combination under common control - Acquisition Of global mobile application service provider from Tencent (Details) ¥ in Thousands, $ in Thousands					1 Months Ended		11 Months Ended	12 Months Ended
	Dec. 22, 2023 CNY (¥)	Dec. 22, 2023 USD ($)	Jan. 20, 2022 CNY (¥)	Jan. 20, 2022 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2024 USD ($)
Business combination under common control
Net loss attributable to ordinary shareholders								¥ (47,955)	$ (6,571)	¥ (204,519)	¥ (547,673)	[1]
Total assets					¥ 12,924,354			9,567,811		12,924,354			$ 1,310,784
Total liabilities					(2,299,755)			¥ (2,017,132)		(2,299,755)			$ (276,346)
Adjustment to APIC due to acquisition of entity under common control										(574,826)	¥ 573,714
A global mobile application service provider
Business combination under common control
Revenue							¥ 43,889			61,431
Net loss attributable to ordinary shareholders							¥ (61,017)			(4,551)
Total assets	¥ 611,533				645,993					645,993
Total liabilities	(38,848)				(79,974)					(79,974)
Net assets	¥ 572,685				¥ 566,019					¥ 566,019
A global mobile application service provider
Business combination under common control
Percentage of voting interests acquired	100.00%				100.00%					100.00%
Aggregate cash consideration	¥ 574,826	$ 81,000	¥ 573,714	$ 90,000	¥ 574,826	$ 81,000

[1]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).